Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2025
Prospectus Date	rr_ProspectusDate	Jun. 28, 2024
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective February 21, 2025, the S&P 500® Index has replaced the Morningstar Global Allocation Index as the Fund’s primary index.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

February 27, 2025

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

Institutional Class (BLUIX)

A Series of Ultimus Managers Trust

Supplement to Summary Prospectus and Prospectus

dated June 28, 2024, as supplemented

This supplement updates certain information in the Summary Prospectus and the Prospectus of the Blueprint Adaptive Growth Allocation Fund (the “Fund”), a series of the Ultimus Managers Trust. For more information or to obtain a copy of the Funds’ Summary Prospectus or Prospectus, free of charge, please visit the Fund’s website at www.blueprintmutualfunds.com or call the Fund toll free at 1-866-983-4525.

Effective immediately, the following changes are made in the Summary Prospectus and Prospectus of the Fund.

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary benchmark is revised as noted below.

Fund	Primary Benchmark
Blueprint Adaptive Growth Allocation Fund	S&P 500® Index

The following change is made in the section entitled “Performance Summary” in the Summary Prospectus and Prospectus:

The following chart replaces, in its entirety, the chart in the section entitled “Average Annual Total Returns” on page 6 of each of the Summary Prospectus and Prospectus:

Average Annual Total Returns (for periods ended December 31, 2024)

	One Year	Since Inception (March 31, 2020)
Institutional Class
Return Before Taxes	19.29%	9.11%
Return After Taxes on Distributions	19.16%	8.97%
Return After Taxes on Distributions and Sales of Fund Shares	11.52%	7.18%
S&P 500® Index*	25.02%	20.75%
Morningstar Global Allocation Index*	9.78%	9.05%

*	Prior to February 21, 2025, the Morningstar Global Allocation Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective February 21, 2025, the S&P 500® Index has replaced the Morningstar Global Allocation Index as the Fund’s primary index.

Investors Should Retain this Supplement for Future Reference.

Blueprint Adaptive Growth Allocation Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	20.75%	[1]
Blueprint Adaptive Growth Allocation Fund | Morningstar Global Allocation Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[1]
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLUIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2020
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%

[1]	Prior to February 21, 2025, the Morningstar Global Allocation Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective February 21, 2025, the S&P 500® Index has replaced the Morningstar Global Allocation Index as the Fund’s primary index.